Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Series of Individually Immaterial Business Acquisitions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowances for accounts receivable acquired			$ 640
Valuation allowances on deferred tax assets written off against the deferred tax assets	9,641	7,707	38,268
Allowances for accounts receivable acquired				$ 109